UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parentheticals) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Equity issuance costs	$ 4,142